Commitments and Contingencies - Future minimum lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies.
Rental expense	$ 143	$ 140	$ 407	$ 441	$ 594	$ 240